Loans and asset quality - Information about Past Due Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 117	$ 162
30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	102	120
60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	10	35
Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	7
Domestic | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	44	78
Domestic | Commercial real estate | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	44	78
Domestic | Commercial real estate | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Domestic | Commercial real estate | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Domestic | Wealth management loans and mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	44	23
Domestic | Wealth management loans and mortgages | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	39	21
Domestic | Wealth management loans and mortgages | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	2
Domestic | Wealth management loans and mortgages | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Domestic | Other residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	28	33
Domestic | Other residential mortgages | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	18	20
Domestic | Other residential mortgages | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	6
Domestic | Other residential mortgages | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	7
Domestic | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1	28
Domestic | Financial institutions | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1	1
Domestic | Financial institutions | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	27
Domestic | Financial institutions | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 0	$ 0